Earnings Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Anti-dilutive stock options and restricted stock (in shares)	434	106	5,333